BALANCE SHEET COMPONENTS - Accounts Receivable, Net (Details) $ in Thousands		Dec. 31, 2023 USD ($) thirdPartyAgency	Jan. 01, 2023 USD ($)	Jan. 02, 2022 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounts receivable, gross		$ 63,517	$ 55,218
Less: allowance for credit losses		(566)	(807)	$ (940)
Less: allowance for sales returns		(264)	(110)	$ (225)
Accounts receivable, net	[1]	$ 62,687	54,301
Number of third-party factor agencies | thirdPartyAgency		2
Cash held in escrow for factor agencies		$ 100	$ 500

[1]	We have related-party balances for transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party balances are recorded within the “Accounts receivable, net,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Accounts payable,” “Accrued liabilities,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Convertible debt,” and “Other long-term liabilities” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6, Note 10 and Note 11).